Fair Value Measurements and Derivative Instruments Gains (Losses) of Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Embedded Derivative	$ 25	$ (148)	$ 18
Embedded Derivative Instruments [Member] | Interest Expense to Affiliates [Member]
Derivative [Line Items]
Embedded Derivative	$ 25	$ (148)	$ 18